Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 14, 2016	Jul. 02, 2015	Sep. 30, 2015
Business Acquisition [Line Items]
Restructuring charges			$ 13,000
Vindicia, Brite:Bill and Pontis [Member]
Business Acquisition [Line Items]
Business acquisition	$ 258,457
Comverse [Member]
Business Acquisition [Line Items]
Business acquisition		$ 271,812
Restructuring charges		$ 13,000